Intangible Assets Acquired from Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Accumulated Impairment	$ (30,808)	$ (30,808)
FCI, Centronix and Shannon
Intangible Assets [Line Items]
Cost	33,758	25,377
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(21,954)	(20,903)
Net Carrying Amount	7,330
FCI, Centronix and Shannon | Core Technology
Intangible Assets [Line Items]
Cost	15,809	15,809
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(11,335)	(11,335)
FCI, Centronix and Shannon | Customer Relationships
Intangible Assets [Line Items]
Cost	8,325	8,325
Accumulated Amortization	(8,325)	(8,325)
FCI, Centronix and Shannon | Order backlog
Intangible Assets [Line Items]
Cost	1,243	1,243
Accumulated Amortization	(1,243)	$ (1,243)
FCI, Centronix and Shannon | Development technology
Intangible Assets [Line Items]
Cost	8,381
Accumulated Amortization	(1,051)
Net Carrying Amount	$ 7,330